Other Borrowings	12 Months Ended
Mar. 31, 2012
Other Borrowings [Abstract]
Other Borrowings Disclosure [Text Block]

Note 8:     Other Borrowings

Other borrowings included the following at March 31:

	2012	2011
	(In thousands)

Securities sold under repurchase agreements	$12,920	$15,620

Securities sold under agreements to repurchase consist of obligations of the Company to other parties. The obligations are secured by investments and such collateral is held by the Company in safekeeping at The Independent Bankers Bank (TIB). The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $17,810,000 and $20,388,000, respectively, and the monthly average of such agreements totaled $14,479,000 and $17,401,000 for 2012 and 2011, respectively. The average rates on the agreements during 2012 and 2011 were 0.19% and 0.21%, respectively. The average rate at March 31 2012 was 0.14% and 0.25% at March 31, 2011. The agreements at March 31, 2012 mature periodically within 12 months.

The Company has a repurchase agreement with one customer with an outstanding balance of $5.0 million at March 31, 2012. The repurchase agreement matures daily.